Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 901,608	$ 5,396,406
Trade accounts receivable, net	1,171,767	1,843,008
Other receivables	592,542	459,785
Inventories	579,260	508,711
Restricted cash	787,300	1,083,036
Prepaid expenses	181,787	286,711
Total current assets	4,214,264	9,577,657
Long-term assets
Vessels, net	102,503,016	105,461,265
Restricted cash	2,700,000	2,650,000
Total assets	109,417,280	117,688,922
Current liabilities
Long-term bank loans, current portion	5,256,294	6,806,294
Trade accounts payable	2,202,017	1,046,561
Accrued expenses	868,745	964,423
Accrued preferred dividends		358,726
Deferred revenues	436,803	445,824
Current liabilities- Derivatives	439,370
Due to related companies	1,782,354	1,547,210
Total current liabilities	10,985,583	11,169,038
Long-term liabilities
Long-term bank loans, net of current portion	47,772,192	49,688,840
Derivatives	481,812	304,174
Total long-term liabilities	48,254,004	49,993,014
Total liabilities	59,239,587	61,162,052
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 15,387 and 15,780 issued and outstanding, respectively)	15,114,851	14,721,665
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,304,630 issued and outstanding)	23,046	23,046
Additional paid-in capital	52,926,786	52,802,574
Accumulated deficit	(17,886,990)	(11,020,415)
Total shareholders’ equity	35,062,842	41,805,205
Total liabilities, mezzanine equity and shareholders’ equity	$ 109,417,280	$ 117,688,922